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December 15, 2010

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re:	Marshall Funds, Inc. (Registration Nos. 333-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Marshall Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A.

This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register Class Y and Class I shares of the Marshall Small-Cap Value Fund. It does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statement of Additional Information for the other series and classes of the Company.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:	Working Group

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